Capital and financial risk management - Risk management strategy of hedge relationships - Tabular disclosure (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 EUR (€) $ / EUR SFr / EUR £ / EUR $ / EUR R / EUR ¥ / EUR $ / EUR	Mar. 31, 2026 USD ($) $ / EUR SFr / EUR £ / EUR $ / EUR R / EUR ¥ / EUR $ / EUR	Mar. 31, 2025 EUR (€) ¥ / EUR $ / EUR SFr / EUR $ / EUR £ / EUR $ / EUR kr / EUR R / EUR	Mar. 31, 2025 USD ($) ¥ / EUR $ / EUR SFr / EUR $ / EUR £ / EUR $ / EUR kr / EUR R / EUR	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Risk management strategy of hedge relationships
Nominal value	€ 18,786		€ 22,628
Carrying value assets	1,375		2,484
Carrying value liabilities	640		611
Other comprehensive income
Opening balance	(28,886)
Closing balance	(29,607)		(28,886)
Additional losses from previous designated hedge relationships included in carrying value of bonds	382		457
Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	408		345
(Gain)/Loss deferred to OCI	(1,123)		(134)
Gain/(Loss) recycled to financing costs	1,337		197
Closing balance	194		408
Australian dollar bonds
Other comprehensive income
(Gain)/Loss deferred to OCI	(1)
Cash flow hedges
Other comprehensive income
Loss from foreign currency basis outside the cash flow and net investment hedge relationships			55
Hedge ineffectiveness	19		28
Gain from foreign currency basis outside the cash flow and net investment hedge relationships			200
Cash flow hedges | Currency risk [member] | Cross currency and foreign exchange swaps | US dollar bonds
Risk management strategy of hedge relationships
Nominal value	13,964		16,097
Carrying value assets	1,230		2,245
Carrying value liabilities	€ 324		€ 138
Other comprehensive income
Average FX rate | $ / EUR	1.15	1.15	1.15	1.15
Average euro interest rate	3.69%		3.51%		3.69%	3.51%
Cash flow hedges | Currency risk [member] | Cross currency and foreign exchange swaps | US dollar bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ (1,061)		€ (810)
(Gain)/Loss deferred to OCI	(974)		307
Gain/(Loss) recycled to financing costs	860		(56)
Closing balance	(947)		(1,061)
Cash flow hedges | Currency risk [member] | Cross currency and foreign exchange swaps | Australian dollar bonds
Risk management strategy of hedge relationships
Nominal value	163		163
Carrying value liabilities	€ 8		€ 11
Other comprehensive income
Average FX rate | $ / EUR	1.56	1.56	1.56	1.56
Average euro interest rate	1.58%		1.58%		1.58%	1.58%
Cash flow hedges | Currency risk [member] | Cross currency and foreign exchange swaps | Australian dollar bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ (1)		€ (13)
(Gain)/Loss deferred to OCI			(14)
Gain/(Loss) recycled to financing costs	(2)		2
Closing balance			(1)
Cash flow hedges | Currency risk [member] | Cross currency and foreign exchange swaps | Swiss franc bonds
Risk management strategy of hedge relationships
Nominal value	204		204
Carrying value assets	€ 46		€ 37
Other comprehensive income
Average FX rate | SFr / EUR	1.08	1.08	1.08	1.08
Average euro interest rate	1.53%		1.53%		1.53%	1.53%
Cash flow hedges | Currency risk [member] | Cross currency and foreign exchange swaps | Swiss franc bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ (9)		€ (10)
(Gain)/Loss deferred to OCI	8		23
Gain/(Loss) recycled to financing costs	(5)		(24)
Closing balance	(12)		(9)
Cash flow hedges | Currency risk [member] | Cross currency and foreign exchange swaps | Pound sterling bonds
Risk management strategy of hedge relationships
Nominal value	3,154		4,642
Carrying value assets			58
Carrying value liabilities	€ 284		€ 444
Other comprehensive income
Average FX rate | £ / EUR	0.85	0.85	0.86	0.86
Average euro interest rate	4.43%		3.84%		4.43%	3.84%
Cash flow hedges | Currency risk [member] | Cross currency and foreign exchange swaps | Pound sterling bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ 489		€ 333
(Gain)/Loss deferred to OCI	(114)		(86)
Gain/(Loss) recycled to financing costs	461		(70)
Closing balance	142		489
Cash flow hedges | Currency risk [member] | Cross currency and foreign exchange swaps | Hong Kong dollar bonds
Risk management strategy of hedge relationships
Nominal value	199		216
Carrying value assets	€ 10		€ 20
Other comprehensive income
Average FX rate | $ / EUR	9.14	9.14	9.14	9.14
Average euro interest rate	1.62%		1.62%		1.62%	1.62%
Cash flow hedges | Currency risk [member] | Cross currency and foreign exchange swaps | Hong Kong dollar bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ (1)
(Gain)/Loss deferred to OCI	(10)		€ 4
Gain/(Loss) recycled to financing costs	15		(3)
Closing balance	(6)		(1)
Cash flow hedges | Currency risk [member] | Cross currency and foreign exchange swaps | Japanese yen bonds
Risk management strategy of hedge relationships
Nominal value	78		78
Carrying value liabilities	€ 24		€ 14
Other comprehensive income
Average FX rate | ¥ / EUR	128.53	128.53	128.53	128.53
Average euro interest rate	2.47%		2.47%		2.47%	2.47%
Cash flow hedges | Currency risk [member] | Cross currency and foreign exchange swaps | Japanese yen bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ (3)		€ (6)
(Gain)/Loss deferred to OCI	(10)		(2)
Gain/(Loss) recycled to financing costs	7		(1)
Closing balance			(3)
Cash flow hedges | Currency risk [member] | Cross currency and foreign exchange swaps | Norwegian krona bonds
Risk management strategy of hedge relationships
Nominal value			25
Carrying value liabilities			€ 4
Other comprehensive income
Average FX rate | kr / EUR			9.25	9.25
Average euro interest rate			0.37%			0.37%
Cash flow hedges | Currency risk [member] | Cross currency and foreign exchange swaps | Norwegian krona bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance			€ (5)
(Gain)/Loss deferred to OCI	(1)		(3)
Gain/(Loss) recycled to financing costs	1		(2)
Cash flow hedges | Currency risk [member] | Cross currency and foreign exchange swaps | Foreign Exchange Forwards
Risk management strategy of hedge relationships
Carrying value liabilities			0
Cash flow hedges | Currency risk [member] | Cross currency and foreign exchange swaps | Foreign Exchange Forwards | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance			(42)
(Gain)/Loss deferred to OCI	(6)		1
Gain/(Loss) recycled to financing costs	0		(43)
Closing balance	6
Net investment hedge
Other comprehensive income
Loss from foreign currency basis outside the cash flow and net investment hedge relationships			1
Hedge ineffectiveness	0		€ 0
Gain from foreign currency basis outside the cash flow and net investment hedge relationships	€ 1
Net investment hedge | Currency risk [member] | Cross currency and foreign exchange swaps | South African rand investment
Risk management strategy of hedge relationships
Nominal value | $					$ 1,024	$ 1,203
Carrying value assets | $					$ 89	$ 124
Other comprehensive income
Average FX rate | R / EUR	17.86	17.86	17.62	17.62
Average euro interest rate	2.53%		2.76%		2.53%	2.76%
Net investment hedge | Currency risk [member] | Cross currency and foreign exchange swaps | South African rand investment | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance | $		$ 994		$ 898
(Gain)/Loss deferred to OCI | $		17		96
Closing balance | $		$ 1,011		$ 994